Business Acquisitions and Divestitures Synergy Acquisition (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 2,356,085	$ 2,322,928	$ 2,433,784